CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2013	Mar. 31, 2013
Current assets:
Cash	$ 22,465	$ 64,607
Accounts receivable	99,266	15,110
Inventory	87,181	7,573
Prepaid Expenses and other current assets	2,669	0
Deferred financing cost	69,879	0
Total current assets	281,460	87,290
Fixed assets, net	299,541	38,083
Equipment deposits - related party	201,900	15,000
Total assets	782,901	140,373
Current liabilities:
Accounts payable	135,907	12,651
Accounts payable - related party	0	490
Accrued expenses	16,374	5,400
Accrued interest	7,500	1,315
Notes payable	0	150,000
Derivative liability	404,075	0
Total current liabilities	563,856	169,856
Redeemable convertible Preferred stock	40,457	0
Stockholders' deficit:
Preferred stock - $0.001 par value, 100,000,000 shares authorized. Series A issued 20,000,000	20,000	0
Common stock, Class A, $0.001 par value, 1,125,000,000 shares authorized, 81,322,175 and 77,500,000 shares issued and outstanding as of December 31, 2013 and March 31, 2013, respectively	81,322	77,500
Additional paid in capital	3,426,810	176,405
Common stock issuable	0	0
Deficit accumulated during development stage	(3,349,544)	(283,388)
Total stockholders' deficit	178,588	(29,483)
Total liabilities and stockholders' deficit	782,901	140,373
Predecessor [Member]
Current assets:
Cash		64,607
Accounts receivable		15,110
Inventory		7,573
Total current assets		87,290
Fixed assets, net		38,083
Equipment deposits - related party		15,000
Total assets		140,373
Current liabilities:
Accounts payable		12,651
Accounts payable - related party		490
Accrued expenses		5,400
Accrued interest		1,315
Notes payable		150,000
Total current liabilities		169,856
Total Liabilities		169,856
Stockholders' deficit:
Common stock, Class A, $0.001 par value, 1,125,000,000 shares authorized, 81,322,175 and 77,500,000 shares issued and outstanding as of December 31, 2013 and March 31, 2013, respectively		100
Additional paid in capital		253,805
Deficit accumulated during development stage		(283,388)
Total stockholders' deficit		(29,483)
Total liabilities and stockholders' deficit		$ 140,373